Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
May 31, 2023
LEI-NPRT1-0723
1.802179.119
Common Stocks - 99.8%
	Shares	Value ($)
Beverages - 1.9%
Soft Drinks & Non-alcoholic Beverages - 1.9%
The Coca-Cola Co.	185,200	11,049,032
Consumer Staples Distribution & Retail - 2.6%
Food Distributors - 2.6%
U.S. Foods Holding Corp. (a)	395,800	15,744,924
Diversified Consumer Services - 2.1%
Specialized Consumer Services - 2.1%
H&R Block, Inc.	128,000	3,820,800
OneSpaWorld Holdings Ltd. (a)	584,100	6,092,163
Service Corp. International	44,000	2,798,840
		12,711,803
Financial Services - 1.0%
Transaction & Payment Processing Services - 1.0%
Toast, Inc. (a)(b)	281,700	5,907,249
Hotels, Restaurants & Leisure - 91.9%
Casinos & Gaming - 12.6%
Bally's Corp. (a)	106,700	1,450,053
Boyd Gaming Corp.	200	12,746
Caesars Entertainment, Inc. (a)	251,749	10,324,226
Churchill Downs, Inc.	111,696	15,170,551
Draftkings Holdings, Inc. (a)	2,300	53,682
Flutter Entertainment PLC (a)	50,200	9,825,924
Las Vegas Sands Corp. (a)	368,900	20,337,457
MGM Resorts International	143,500	5,638,115
Penn Entertainment, Inc. (a)	109,000	2,729,360
Red Rock Resorts, Inc.	177,300	8,083,107
Wynn Resorts Ltd.	8,300	819,210
		74,444,431
Hotels, Resorts & Cruise Lines - 30.3%
Airbnb, Inc. Class A (a)	238,500	26,180,145
Booking Holdings, Inc. (a)	23,976	60,150,270
Carnival Corp. (a)(b)	4,500	50,535
Expedia, Inc. (a)	20,500	1,962,055
Hilton Grand Vacations, Inc. (a)	74,000	3,163,500
Hilton Worldwide Holdings, Inc.	327,532	44,583,656
Marriott International, Inc. Class A	168,525	28,276,810
Royal Caribbean Cruises Ltd. (a)(b)	182,600	14,785,122
Wyndham Hotels & Resorts, Inc.	8,900	607,425
		179,759,518
Leisure Facilities - 1.9%
Planet Fitness, Inc. (a)	34,844	2,227,925
Vail Resorts, Inc. (b)	37,082	9,018,342
		11,246,267
Restaurants - 47.1%
ARAMARK Holdings Corp.	186,100	7,347,228
Brinker International, Inc. (a)	218,800	8,003,704
Chipotle Mexican Grill, Inc. (a)	14,009	29,089,548
Darden Restaurants, Inc.	23,400	3,709,368
Domino's Pizza, Inc.	67,042	19,432,124
Dutch Bros, Inc. (a)(b)	172,900	4,903,444
First Watch Restaurant Group, Inc. (a)	268,700	4,742,555
McDonald's Corp.	374,193	106,686,166
Noodles & Co. (a)	806,645	2,702,261
Restaurant Brands International, Inc.	127,374	9,247,868
Ruth's Hospitality Group, Inc.	4,100	87,863
Starbucks Corp.	451,156	44,050,872
Wingstop, Inc.	8,500	1,694,560
Yum! Brands, Inc.	292,500	37,641,825
		279,339,386
TOTAL HOTELS, RESTAURANTS & LEISURE		544,789,602
Specialty Retail - 0.3%
Automotive Retail - 0.3%
Diversified Royalty Corp. (b)	783,200	1,609,671
TOTAL COMMON STOCKS (Cost $431,255,584)		591,812,281

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	1,814,147	1,814,510
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	15,122,159	15,123,671
TOTAL MONEY MARKET FUNDS (Cost $16,938,181)		16,938,181

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $448,193,765)	608,750,462
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(15,954,200)
NET ASSETS - 100.0%	592,796,262

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	4,289,445	33,521,240	35,996,175	46,114	-	-	1,814,510	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	12,554,116	51,563,881	48,994,326	120,583	-	-	15,123,671	0.1%
Total	16,843,561	85,085,121	84,990,501	166,697	-	-	16,938,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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